COMMON STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure Text Block Supplement [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
During 2017, the Company estimated the fair value of the stock options at the date of each grant based on the following weighted average assumptions:

Risk-free interest rate	1.36% to 1.99%
Expected life	5 years
Expected volatility	98.38% to 101.86%
Dividend yield	0.00%

The Company estimated the fair value of the stock options for 2015 and 2016 at the date of the grant, based on the following weighted average assumptions:

Risk-free interest rate	1.52%	to	1.60%
Expected life			5 years
Expected volatility	131.33%	to	136.34%
Dividend yield			0.00%
Risk-free interest rate	1.85%
Expected life	5 years
Expected volatility	130.34%
Dividend yield	0.00%

Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the status of the Company’s outstanding options as of September 30, 2017 and changes during the nine months then ended:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

As of December 31, 2016	20,715,000	$0.143	2.08	$261,220
Granted	6,900,000	0.097
Expired and canceled	(7,300,000)	0.206
Exercised	-	-
As of September 30, 2017	20,315,000	0.105	3.69	-
Exercisable	19,740,000	0.105	3.65	-

A summary of the status of the Company’s outstanding options as of December 31, 2016 and changes during the year then ended is presented below:

	Shares	Weighted Average Exercise Price
Outstanding, January 1, 2016	20,965,000	$0.18
Granted	150,000	0.00
Expired/Canceled	(400,000)	0.10
Outstanding, December 31, 2016	20,715,000	0.14
Exercisable	19,640,000	0.14